Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Schedule of Related Parties of the Group and their Relationships	The table below sets major related parties of the Group and their relationships with the Group:
Entity or individual name	Relationship with the Group
Fanhua Group	Shareholder of the Company

Schedule of Related Party Transaction

The outstanding balance due to related parties as of December 31, 2023 and June 30, 2024 were as follows:

	As of	As of
Balances with related parties	December 31, 2023	June 30, 2024
	RMB	RMB
Amounts due to related parties
Fanhua Group (i)	55,251	58,801

(i)	Corporate borrowings from Fanhua Group

Schedule of Estimate the Fair Value of the Corporate Borrowings
	As of	As of
	December 31, 2023	June 30, 2024
Discount rate	11.87%	11.17%

Schedule of Corporate Borrowings

The movement of Corporate borrowings from Fanhua Group is as follows:

Corporate Borrowings
RMB
Balance as of January 1, 2023	59,932
Change in fair value	3,836
Change in other comprehensive income	300
Balance as of June 30, 2023	64,068
Balance as of January 1, 2024	55,251
Change in fair value	3,286
Change in other comprehensive income	254
Others	10
Balance as of June 30, 2024	58,801